Tax	12 Months Ended
Dec. 31, 2018
Tax
28 Tax
Details of current and deferred taxes
in	2018	2017	2016
Current and deferred taxes (CHF million)
Switzerland	135	82	133
Foreign	426	421	501
Current income tax expense	561	503	634
Switzerland	479	244	(125)
Foreign	321	1,994	(68)
Deferred income tax expense/(benefit)	800	2,238	(193)
Income tax expense	1,361	2,741	441
Income tax expense/(benefit) reported in shareholders' equity related to:
Gains/(losses) on cash flow hedges	(28)	(24)	(6)
Cumulative translation adjustment	(7)	1	(4)
Unrealized gains/(losses) on securities	(5)	1	1
Actuarial gains/(losses)	(102)	172	136
Net prior service credit/(cost)	(33)	(32)	10
Share-based compensation and treasury shares	1	3	104
Reconciliation of taxes computed at the Swiss statutory rate
in	2018	2017	2016
Income/(loss) before taxes (CHF million)
Switzerland	1,924	1,736	2,111
Foreign	1,448	57	(4,377)
Income/(loss) before taxes	3,372	1,793	(2,266)
Reconciliation of taxes computed at the Swiss statutory rate (CHF million)
Income tax expense/(benefit) computed at the statutory tax rate of 22%	742	394	(499)
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	107	(110)	(498)
Non-deductible amortization of other intangible assets and goodwill impairment	3	0	1
Other non-deductible expenses	457	354	1,540
Additional taxable income	5	0	87
Lower taxed income	(190)	(276)	(219)
(Income)/loss taxable to noncontrolling interests	12	7	(11)
Changes in tax law and rates	(2)	2,095	145
Changes in deferred tax valuation allowance	(106)	123	76
Change in recognition of outside basis difference	(32)	(19)	218
Tax deductible impairments of Swiss subsidiary investments	(65)	88	(68)
(Windfall tax benefits) /shortfall tax charges on share-based compensation	10	91	–
Other	420	(6)	(331)
Income tax expense	1,361	2,741	441
2018
Foreign tax rate differential of CHF 107 million reflected a foreign tax expense mainly driven by profits made in higher tax jurisdictions, such as the US, partially offset by foreign tax rate differential related to profits incurred in lower tax jurisdictions, mainly in Singapore. The foreign tax rate expense of CHF 747 million comprised not only the foreign tax expense based on statutory tax rates but also the tax impacts related to additional reconciling items as explained below.
Other non-deductible expenses of CHF 457 million included the impact of CHF 325 million relating to non-deductible interest expenses (including a contingency accrual of CHF 92 million), CHF 49 million relating to non-deductible bank levy costs and other non-deductible compensation expenses and management costs, CHF 15 million relating to non-deductible fines, and other various smaller non-deductible expenses.
Lower taxed income of CHF 190 million included a tax benefit of CHF 66 million related to non-taxable dividend income, CHF 48 million related to non-taxable life insurance income, CHF 33 million related to concessionary and lower taxed income, CHF 23 million related to exempt income, and various smaller items.
Changes in deferred tax valuation allowances of CHF 106 million included a tax benefit from the release of valuation allowances of CHF 191 million, mainly in respect of two of the Group’s operating entities in the UK. Also included was the net impact of the increase in valuation allowances on deferred tax assets of CHF 85 million, mainly in respect of one of the Group’s operating entities in Switzerland.
Other of CHF 420 million included CHF 202 million relating to the tax impact of transitional adjustments arising on the first adoption of IFRS 9 for own credit movements, CHF 130 million from own credit valuation gains, CHF 65 million relating to the US Base Erosion and Anti-abuse Tax (BEAT), CHF 56 million relating to the net re-assessment of deferred tax balances in respect of one of the Group’s operating entities in Switzerland, CHF 26 million relating to the increase of tax contingency accruals, and other smaller balances. This was partially offset by prior year adjustments of CHF 76 million.
2017
Foreign tax rate differential of CHF 110 million reflected a foreign tax benefit mainly driven by losses made in higher tax jurisdictions, such as the US, partially offset by foreign tax rate differential related to losses incurred in lower tax jurisdictions, mainly in Guernsey. The foreign tax rate expense of CHF 2,415 million comprised not only the foreign tax benefit based on statutory tax rates but also the tax impacts related to additional reconciling items as explained below.
Other non-deductible expenses of CHF 354 million included the impact of CHF 217 million relating to non-deductible interest expenses (including a contingency accrual of CHF 155 million), CHF 57 million related to the non-deductible portion of the litigation provisions and settlement charges, CHF 27 million related to non-deductible bank levy costs and other non-deductible compensation expenses and management costs, CHF 10 million related to non-deductible foreign exchange losses, and other various smaller non-deductible expenses of CHF 43 million.
Lower taxed income of CHF 276 million included a tax benefit of CHF 86 million related to non-taxable life insurance income, CHF 78 million related to non-taxable dividend income, CHF 31 million in respect of income taxed at rates lower than the statutory tax rate, CHF 25 million related to exempt income, and various smaller items.
Changes in tax law and rates of CHF 2,095 million mainly reflected the impact of the US tax reform enacted on December 22, 2017 which resulted in a reduction of the federal corporate income tax rate from 35% to 21%, effective as of January 1, 2018. The US tax reform required a re-assessment of the deferred tax assets.
Changes in deferred tax valuation allowances of CHF 123 million included the net impact of the increase in valuation allowances on deferred tax assets of CHF 320 million, mainly in respect of two of the Group’s operating entities in the UK. Also included was a tax benefit from the release of valuation allowances of CHF 197 million, mainly in respect of two of the Group’s operating entities, one in the UK and one in Switzerland.
Other of CHF 6 million included CHF 105 million from own credit valuation gains, CHF 85 million relating to tax deductibility of previously taken litigation accruals and CHF 49 million from a favorable court decision, partially offset by CHF 248 million relating to the net re-assessment of deferred tax balances in respect of two of the Group’s operating entities in Switzerland reflecting the establishment of Credit Suisse Asset Management & Investor Services (Schweiz) Holding AG, the impact of adverse earnings mix of the current year and changes in forecasted future profitability, CHF 17 million from prior year adjustments and CHF 16 million relating to the increase of tax contingency accruals. The remaining balance included various smaller items.
2016
Foreign tax rate differential of CHF 498 million reflected a foreign tax benefit mainly driven by losses made in higher tax jurisdictions, such as the US, partially offset by foreign tax rate differential related to profits earned in lower tax jurisdictions, mainly the Bahamas. The foreign tax rate expense of CHF 433 million was not only impacted by the foreign tax benefit based on statutory tax rates but also by tax impacts related to additional reconciling items as explained below.
Other non-deductible expenses of CHF 1,540 million included the impact of CHF 983 million related to the non-deductible portion of the litigation provisions and settlement charges, CHF 420 million relating to non-deductible interest expenses, CHF 52 million related to non-deductible bank levy costs and other non-deductible compensation expenses and management costs, CHF 31 million related to non-deductible foreign exchange losses, CHF 25 million related to onerous lease provisions, and other various smaller non-deductible expenses of CHF 29 million.
Lower taxed income of CHF 219 million included a tax benefit of CHF 71 million related to non-taxable life insurance income, CHF 58 million related to non-taxable dividend income, CHF 19 million in respect of income taxed at rates lower than the statutory tax rate, CHF 11 million related to exempt income, and various smaller items.
Changes in tax law and rates of CHF 145 million reflected a tax expense of CHF 139 million caused by the reduction of deferred tax assets from the enactment of UK corporation tax rate changes, and CHF 6 million related to changes in other countries.
Changes in deferred tax valuation allowances of CHF 76 million included the net impact of the increase in valuation allowances on deferred tax assets of CHF 308 million, mainly in respect of four of the Group’s operating entities, two in the UK, one in Hong Kong and one in Switzerland. Additionally, 2016 included an accrual of valuation allowances of CHF 91 million for previously recognized deferred tax assets in respect of one of the Group’s operating entities in Hong Kong. Also included was a tax benefit from the release of valuation allowances of CHF 193 million, mainly in respect of one of the Group’s operating entities in the UK. The change in UK corporation tax rates caused a release of valuation allowances of CHF 130 million in respect of four of the Group’s operating entities in the UK.
Change in recognition of outside basis difference of CHF 218 million reflected a tax expense related to the expected reversal of the outside basis differences relating to Swiss subsidiary investments.
Other of CHF 331 million included a tax benefit of CHF 392 million relating to the re-assessment of deferred tax balances in Switzerland reflecting changes in forecasted future profitability, CHF 37 million from own credit valuation gains and CHF 33 million from prior year adjustments, partially offset by CHF 89 million tax litigation expense and associated interest and penalties relating to two Italian income tax matters which have been resolved as part of an agreement with the Italian tax authorities, and CHF 22 million relating to the increase of tax contingency accruals. The remaining balance included various smaller items.
As of December 31, 2018, the Group had accumulated undistributed earnings from foreign subsidiaries of CHF 9.6 billion compared to CHF 5.1 billion as of December 31, 2017. The increase compared to the end of 2017 reflected a reserve transfer in one of the Group’s entities. No deferred tax liability was recorded in respect of those amounts as these earnings are considered indefinitely reinvested. It is not practicable to estimate the amount of unrecognized deferred tax liabilities for these undistributed foreign earnings.
Deferred tax assets and liabilities
end of	2018	2017
Deferred tax assets and liabilities (CHF million)
Compensation and benefits	957	1,103
Loans	192	330
Investment securities	1,986	1,039
Provisions	582	441
Derivatives	62	97
Real estate	285	337
Net operating loss carry-forwards	6,227	6,829
Goodwill and intangible assets	518	696
Other	198	135
Gross deferred tax assets before valuation allowance	11,007	11,007
Less valuation allowance	(4,021)	(4,279)
Gross deferred tax assets net of valuation allowance	6,986	6,728
Compensation and benefits	(426)	(512)
Loans	(87)	(36)
Investment securities	(1,170)	(197)
Provisions	(369)	(520)
Business combinations	(1)	(1)
Derivatives	(214)	(154)
Real estate	(60)	(54)
Other	(154)	(126)
Gross deferred tax liabilities	(2,481)	(1,600)
Net deferred tax assets	4,505	5,128
of which deferred tax assets	4,943	5,522
of which net operating losses	1,647	2,213
of which deductible temporary differences	3,296	3,309
of which deferred tax liabilities	(438)	(394)
The decrease in net deferred tax assets from 2017 to 2018 of CHF 623 million was primarily due to the impact of CHF 694 million related to current year earnings and CHF 50 million from the re-measurement of deferred tax balances in Switzerland. These decreases were partially offset by the tax impacts directly recorded in equity and other comprehensive income, mainly related to the pension plan re-measurement and other tax recorded directly in equity of CHF 98 million and foreign exchange translation gains of CHF 23 million, which are included within the currency translation adjustments recorded in AOCI.
The most significant net deferred tax assets arise in the US and Switzerland and these decreased from CHF 4,809 million, net of a valuation allowance of CHF 541 million as of the end of 2017, to CHF 4,175 million, net of a valuation allowance of CHF 584 million as of the end of 2018.
Due to uncertainty concerning its ability to generate the necessary amount and mix of taxable income in future periods, the Group recorded a valuation allowance against deferred tax assets in the amount of CHF 4.0 billion as of December 31, 2018 compared to CHF 4.3 billion as of December 31, 2017.
Amounts and expiration dates of net operating loss carry-forwards
end of 2018	Total
Net operating loss carry-forwards (CHF million)
Due to expire within 1 year	108
Due to expire within 2 to 5 years	6,658
Due to expire within 6 to 10 years	1,404
Due to expire within 11 to 20 years	6,798
Amount due to expire	14,968
Amount not due to expire	18,631
Total net operating loss carry-forwards	33,599
Movements in the valuation allowance
in	2018	2017	2016
Movements in the valuation allowance (CHF million)
Balance at beginning of period	4,279	4,188	3,905
Net changes	(258)	91	283
Balance at end of period	4,021	4,279	4,188
As part of its normal practice, the Group has conducted a detailed evaluation of its expected future results. This evaluation is dependent on management estimates and assumptions in developing the expected future results, which are based on a strategic business planning process influenced by current economic conditions and assumptions of future economic conditions that are subject to change. This evaluation took into account both positive and negative evidence related to expected future taxable income and also considered stress scenarios. This evaluation has indicated the expected future results that are likely to be earned in jurisdictions where the Group has significant gross deferred tax assets, primarily in the US, Switzerland and the UK. The Group then compared those expected future results with the applicable law governing utilization of deferred tax assets. US tax law allowed for a 20-year carry-forward period for existing net operating losses as of the end of 2017 and any new net operating losses will have an unlimited carry-forward period, Swiss tax law allows for a seven-year carry-forward period for net operating losses and UK tax law allows for an unlimited carry-forward period for net operating losses.
Tax benefits associated with share-based compensation
in	2018	2017	2016
Tax benefits associated with share-based compensation (CHF million)
Tax benefits recorded in the consolidated statements of operations [1]	242	314	391
Windfall tax benefits/(shortfall tax charges) recorded in additional paid-in capital [2]	–	–	(110)
1 Calculated at the statutory tax rate before valuation allowance considerations.
2
As a result of the adoption of ASU 2016-09 windfall tax benefits and shortfall tax charges on share-based compensation are recognized in the consolidated statements of operations and no longer in additional paid-in capital.

> Refer to “Note 29 – Employee deferred compensation” for further information on share-based compensation.
If, upon settlement of share-based compensation, the tax deduction exceeds the cumulative compensation cost that the Group had recognized in the consolidated financial statements, the utilized tax benefit associated with any excess deduction is considered a “windfall” and recognized in the consolidated statements of operations and reflected as an operating cash inflow in the consolidated statements of cash flows. If, upon settlement, the tax deduction is lower than the cumulative compensation cost that the Group had recognized in the consolidated financial statements, the tax charge associated with the lower deduction is considered a “shortfall”. Tax charges arising on shortfalls are recognized in the consolidated statements of operations.
Uncertain tax positions
US GAAP requires a two-step process in evaluating uncertain income tax positions. In the first step, an enterprise determines whether it is more likely than not that an income tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Income tax positions meeting the more-likely-than-not recognition threshold are then measured to determine the amount of benefit eligible for recognition in the consolidated financial statements. Each income tax position is measured at the largest amount of tax benefit that is more likely than not to be realized upon ultimate settlement.
Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
	2018	2017	2016
Movements in gross unrecognized tax benefits (CHF million)
Balance at beginning of period	481	410	369
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	10	131	52
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(2)	(104)	(43)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	112	117	17
Decreases in unrecognized tax benefits relating to settlements with tax authorities	0	(73)	(2)
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(4)	(3)	(7)
Other (including foreign currency translation)	(23)	3	24
Balance at end of period	574	481	410
of which, if recognized, would affect the effective tax rate	574	481	410
Interest and penalties
in	2018	2017	2016
Interest and penalties (CHF million)
Interest and penalties recognized in the consolidated statements of operations	(28)	29	2
Interest and penalties recognized in the consolidated balance sheets	87	115	86
Interest and penalties are reported as tax expense. The Group is currently subject to ongoing tax audits, inquiries and litigation with the tax authorities in a number of jurisdictions, including Brazil, the Netherlands, the US, the UK and Switzerland. Although the timing of completion is uncertain, it is reasonably possible that some of these will be resolved within 12 months of the reporting date. It is reasonably possible that there will be a decrease of between zero and CHF 26 million in unrecognized tax benefits within 12 months of the reporting date.
The Group remains open to examination from federal, state, provincial or similar local jurisdictions from the following years onward in these major countries: Brazil – 2014; the UK – 2012; Switzerland – 2011; the US – 2010; and the Netherlands – 2006.

Bank
Tax
27 Tax
Details of current and deferred taxes
in	2018	2017	2016
Current and deferred taxes (CHF million)
Switzerland	126	76	135
Foreign	416	420	499
Current income tax expense	542	496	634
Switzerland	266	285	(167)
Foreign	326	2,000	(67)
Deferred income tax expense/(benefit)	592	2,285	(234)
Income tax expense	1,134	2,781	400
Income tax expense/(benefit) reported in shareholder's equity related to:
Gains/(losses) on cash flow hedges	(28)	(24)	(6)
Cumulative translation adjustment	(7)	1	(4)
Unrealized gains/(losses) on securities	(5)	1	1
Actuarial gains/(losses)	7	(7)	87
Share-based compensation and treasury shares	0	0	106
Reconciliation of taxes computed at the Swiss statutory rate
in	2018	2017	2016
Income/(loss) before taxes (CHF million)
Switzerland	1,927	1,648	1,955
Foreign	929	(95)	(4,444)
Income/(loss) before taxes	2,856	1,553	(2,489)
Reconciliation of taxes computed at the Swiss statutory rate (CHF million)
Income tax expense/(benefit) computed at the statutory tax rate of 22%	628	342	(548)
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	89	(92)	(559)
Non-deductible amortization of other intangible assets and goodwill impairment	3	0	1
Other non-deductible expenses	455	354	1,533
Additional taxable income	5	0	87
Lower taxed income	(187)	(272)	(216)
(Income)/loss taxable to noncontrolling interests	10	7	(10)
Changes in tax law and rates	(2)	2,095	145
Changes in deferred tax valuation allowance	(115)	88	76
Change in recognition of outside basis difference	(32)	(12)	211
Tax deductible impairments of Swiss subsidiary investments	(65)	88	(68)
(Windfall tax benefits)/shortfall tax charges on share-based compensation	10	91	–
Other	335	92	(252)
Income tax expense	1,134	2,781	400
2018
Foreign tax rate differential of CHF 89 million reflected a foreign tax expense mainly driven by profits made in higher tax jurisdictions, such as the US, partially offset by foreign tax rate differential related to profits incurred in lower tax jurisdictions, mainly in Singapore. The foreign tax rate expense of CHF 742 million comprised not only the foreign tax expense based on statutory tax rates but also the tax impacts related to additional reconciling items as explained below.
Other non-deductible expenses of CHF 455 million included the impact of CHF 325 million relating to non-deductible interest expenses (including a contingency accrual of CHF 92 million), CHF 49 million relating to non-deductible bank levy costs and other non-deductible compensation expenses and management costs, CHF 15 million relating to non-deductible fines, and other various smaller non-deductible expenses.
Lower taxed income of CHF 187 million included a tax benefit of CHF 66 million related to non-taxable dividend income, CHF 48 million related to non-taxable life insurance income, CHF 33 million related to concessionary and lower taxed income, CHF 23 million related to exempt income, and various smaller items.
Changes in deferred tax valuation allowances of CHF 115 million included a tax benefit from the release of valuation allowances of CHF 191 million, mainly in respect of two of the Bank’s operating entities in the UK. Also included was the net impact of the increase in valuation allowances on deferred tax assets of CHF 76 million, mainly in respect of one of the Bank’s operating entities in Switzerland.
Other of CHF 335 million included CHF 202 million relating to the tax impact of transitional adjustments arising on first adoption of IFRS 9 for own credit movements, CHF 65 million relating to the US Base Erosion and Anti-abuse Tax (BEAT), CHF 56 million relating to the net re-assessment of deferred tax balances in respect of one of the Bank’s operating entities in Switzerland, CHF 26 million relating to the increase of tax contingency accruals, and other smaller balances. This was partially offset by prior year adjustments of CHF 76 million.
2017
Foreign tax rate differential of CHF 92 million reflected a foreign tax benefit mainly driven by losses made in higher tax jurisdictions, such as the US, partially offset by foreign tax rate differential related to losses incurred in lower tax jurisdictions, mainly in Guernsey. The foreign tax rate expense of CHF 2,420 million comprised not only the foreign tax benefit based on statutory tax rates but also the tax impacts related to additional reconciling items as explained below.
Other non-deductible expenses of CHF 354 million included the impact of CHF 217 million relating to non-deductible interest expenses (including a contingency accrual of CHF 155 million), CHF 57 million related to the non-deductible portion of the litigation provisions and settlement charges, CHF 27 million related to non-deductible bank levy costs and other non-deductible compensation expenses and management costs, CHF 10 million related to non-deductible foreign exchange losses, and other various smaller non-deductible expenses of CHF 43 million.
Lower taxed income of CHF 272 million included a tax benefit of CHF 86 million related to non-taxable life insurance income, CHF 78 million related to non-taxable dividend income, CHF 31 million in respect of income taxed at rates lower than the statutory tax rate, CHF 25 million related to exempt income, and various smaller items.
Changes in tax law and rates of CHF 2,095 million mainly reflected the impact of the US tax reform enacted on December 22, 2017 which resulted in a reduction of the federal corporate income tax rate from 35% to 21%, effective as of January 1, 2018. The US tax reform required a re-assessment of the deferred tax assets.
Changes in deferred tax valuation allowances of CHF 88 million included the net impact of the increase in valuation allowances on deferred tax assets of CHF 285 million, mainly in respect of two of the Bank’s operating entities in the UK. Also included was a tax benefit from the release of valuation allowances of CHF 197 million, mainly in respect of two of the Bank’s operating entities, one in the UK and one in Switzerland.
Other of CHF 92 million included a tax expense of CHF 231 million relating to the net re-assessment of deferred tax balances in respect of two of the Bank’s operating entities in Switzerland reflecting the establishment of Credit Suisse Asset Management & Investor Services (Schweiz) Holding AG, the impact of adverse earnings mix of the current year and changes in forecasted future profitability, CHF 26 million relating to the increase of tax contingency accruals and CHF 17 million from prior year adjustments, partially offset by CHF 85 million relating to tax deductibility of previously taken litigation accruals and CHF 49 million from a favorable court decision. The remaining balance included various smaller items.
2016
Foreign tax rate differential of CHF 559 million reflected a foreign tax benefit mainly driven by losses made in higher tax jurisdictions, such as the US, partially offset by foreign tax rate differential related to profits earned in lower tax jurisdictions, mainly the Bahamas. The foreign tax rate expense of CHF 432 million was not only impacted by the foreign tax benefit based on statutory tax rates but also by tax impacts related to additional reconciling items as explained below.
Other non-deductible expenses of CHF 1,533 million included the impact of CHF 983 million related to the non-deductible portion of the litigation provisions and settlement charges, CHF 420 million relating to non-deductible interest expenses, CHF 52 million related to non-deductible bank levy costs and other non-deductible compensation expenses and management costs, CHF 31 million related to non-deductible foreign exchange losses, CHF 25 million related to onerous lease provisions, and other various smaller non-deductible expenses of CHF 22 million.
Lower taxed income of CHF 216 million included a tax benefit of CHF 71 million related to non-taxable life insurance income, CHF 58 million related to non-taxable dividend income, CHF 19 million in respect of income taxed at rates lower than the statutory tax rate, CHF 11 million related to exempt income, and various smaller items.
Changes in tax law and rates of CHF 145 million reflected a tax expense of CHF 139 million caused by the reduction of deferred tax assets from the enactment of UK corporation tax rate changes, and CHF 6 million related to changes in other countries.
Changes in deferred tax valuation allowances of CHF 76 million included the net impact of the increase in valuation allowances on deferred tax assets of CHF 308 million, mainly in respect of four of the Bank’s operating entities, two in the UK, one in Hong Kong and one in Switzerland. Additionally, 2016 included an accrual of valuation allowances of CHF 91 million for previously recognized deferred tax assets in respect of one of the Bank’s operating entities in Hong Kong. Also included was a tax benefit from the release of valuation allowances of CHF 193 million, mainly in respect of one of the Bank’s operating entities in the UK. The change in UK corporation tax rates caused a release of valuation allowances of CHF 130 million in respect of four of the Bank’s operating entities in the UK.
Change in recognition of outside basis difference of CHF 211 million reflected a tax expense related to the expected reversal of the outside basis differences relating to Swiss subsidiary investments.
Other of CHF 252 million included a tax benefit of CHF 340 million relating to the re-assessment of deferred tax balances in Switzerland reflecting changes in forecasted future profitability and CHF 33 million from prior year adjustments, partially offset by CHF 89 million tax litigation expense and associated interest and penalties relating to two Italian income tax matters which have been resolved as part of an agreement with the Italian tax authorities, and CHF 22 million relating to the increase of tax contingency accruals. The remaining balance included various smaller items.
As of December 31, 2018, the Bank had accumulated undistributed earnings from foreign subsidiaries of CHF 9.1 billion compared to CHF 4.6 billion as of December 31, 2017. The increase compared to the end of 2017 reflected a reserve transfer in one of the Bank’s entities. No deferred tax liability was recorded in respect of those amounts as these earnings are considered indefinitely reinvested. It is not practicable to estimate the amount of unrecognized deferred tax liabilities for these undistributed foreign earnings.
Deferred tax assets and liabilities
end of	2018	2017
Deferred tax assets and liabilities (CHF million)
Compensation and benefits	944	1,095
Loans	192	330
Investment securities	1,986	1,039
Provisions	582	441
Derivatives	65	96
Real estate	278	333
Net operating loss carry-forwards	6,142	6,762
Goodwill and intangible assets	497	664
Other	197	127
Gross deferred tax assets before valuation allowance	10,883	10,887
Less valuation allowance	(3,957)	(4,224)
Gross deferred tax assets net of valuation allowance	6,926	6,663
Compensation and benefits	(257)	(278)
Loans	(87)	(36)
Investment securities	(1,170)	(197)
Provisions	(368)	(519)
Business combinations	(1)	(1)
Derivatives	(214)	(154)
Real estate	(56)	(54)
Other	(154)	(119)
Gross deferred tax liabilities	(2,307)	(1,358)
Net deferred tax assets	4,619	5,305
of which deferred tax assets	4,887	5,457
of which net operating losses	1,632	2,200
of which deductible temporary differences	3,255	3,257
of which deferred tax liabilities	(268)	(152)
The decrease in net deferred tax assets from 2017 to 2018 of CHF 686 million was primarily due to the impact of CHF 691 million related to current year earnings and CHF 50 million from the re-measurement of deferred tax balances in Switzerland. These decreases were partially offset by the tax impacts directly recorded in equity and other comprehensive income, mainly related to the pension plan re-measurement and other tax recorded directly in equity of CHF 32 million and foreign exchange translation gains of CHF 23 million, which are included within the currency translation adjustments recorded in accumulated other comprehensive income/(loss) (AOCI).
Due to uncertainty concerning its ability to generate the necessary amount and mix of taxable income in future periods, the Bank recorded a valuation allowance against deferred tax assets in the amount of CHF 4.0 billion as of December 31, 2018, compared to CHF 4.2 billion as of December 31, 2017.
Amounts and expiration dates of net operating loss carry-forwards
end of 2018	Total
Net operating loss carry-forwards (CHF million)
Due to expire within 1 year	106
Due to expire within 2 to 5 years	6,545
Due to expire within 6 to 10 years	828
Due to expire within 11 to 20 years	6,798
Amount due to expire	14,277
Amount not due to expire	18,618
Total net operating loss carry-forwards	32,895
Movements in the valuation allowance
in	2018	2017	2016
Movements in the valuation allowance (CHF million)
Balance at beginning of period	4,224	4,168	3,898
Net changes	(267)	56	270
Balance at end of period	3,957	4,224	4,168
Tax benefits associated with share-based compensation
in	2018	2017	2016
Tax benefits (CHF million)
Tax benefits recorded in the consolidated statements of operations [1]	236	310	390
Windfall tax benefits/(shortfall tax charges) recorded in additional paid-in capital [2]	–	–	(110)
1 Calculated at the statutory tax rate before valuation allowance considerations.
2
As a result of the adoption of ASU 2016-09 windfall tax benefits and shortfall tax charges on share-based compensation are recognized in the consolidated statements of operations and no longer in additional paid-in capital.

> Refer to “Note 28 – Employee deferred compensation” for further information on share-based compensation.
Uncertain tax positions
Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
in	2018	2017	2016
Movements in gross unrecognized tax benefits (CHF million)
Balance at beginning of period	481	401	360
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	10	131	52
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(2)	(95)	(43)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	112	117	17
Decreases in unrecognized tax benefits relating to settlements with tax authorities	0	(73)	(2)
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(4)	(3)	(7)
Other (including foreign currency translation)	(23)	3	24
Balance at end of period	574	481	401
of which, if recognized, would affect the effective tax rate	574	481	401
Interest and penalties
in	2018	2017	2016
Interest and penalties (CHF million)
Interest and penalties recognized in the consolidated statements of operations	(28)	30	2
Interest and penalties recognized in the consolidated balance sheets	87	115	85
Interest and penalties are reported as tax expense. The Bank is currently subject to ongoing tax audits, inquiries and litigation with the tax authorities in a number of jurisdictions, including Brazil, the Netherlands, the US, the UK and Switzerland. Although the timing of completion is uncertain, it is reasonably possible that some of these will be resolved within 12 months of the reporting date. It is reasonably possible that there will be a decrease of between zero and CHF 26 million in unrecognized tax benefits within 12 months of the reporting date.
The Bank remains open to examination from federal, state, provincial or similar local jurisdictions from the following years onward in these major countries: Brazil – 2014; the UK – 2012; Switzerland – 2011; the US – 2010; and the Netherlands – 2006.
> Refer to “Note 28 – Tax” in VI – Consolidated financial statements – Credit Suisse Group for further information.